Commitments, contingencies and guarantees - Additional Information (Detail)																	12 Months Ended
	Jun. 10, 2014 USD ($)	Jan. 31, 2008 Tax notice issued by tax authorities in Pescara, Italy [Member] EUR (€)	Jun. 30, 2012 Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member] USD ($)	Mar. 31, 2011 Action by PT Bank Mutiara Tbk. [Member] USD ($)	Jul. 31, 2011 Action by the Federal Home Loan Bank of Boston [Member] USD ($)	Oct. 31, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Jul. 31, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Sep. 30, 2011 Action by the Federal Housing Finance Agency [Member] USD ($)	Nov. 30, 2011 Claim filed by the Madoff Trustee [Member] USD ($)	Aug. 31, 2012 Action by the Prudential Insurance Company of America [Member] USD ($)	Mar. 31, 2014 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Apr. 15, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Mar. 01, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Mar. 31, 2014 NSC [Member]	Apr. 30, 2013 NSC [Member] JPY (¥)	Apr. 30, 2012 NSC [Member] JPY (¥)	Mar. 31, 2014 Other commitments [Member] JPY (¥)	Mar. 31, 2013 Other commitments [Member] JPY (¥)
Commitments And Contingencies Disclosure [Line Items]
Purchase obligations for goods or services																	¥ 15,901,000,000	¥ 26,228,000,000
Resale agreements																	2,365,000,000,000	4,103,000,000,000
Repurchase agreements																	771,000,000,000	1,152,000,000,000
Obligations to return debt and equity securities borrowed without collateral																	259,000,000,000	340,000,000,000
Contingencies
Current estimate of maximum reasonably possible loss		33,800,000	35,000,000						21,000,000		1,500,000,000				10,247,000,000	5,102,000,000
Claim against special purpose company rights				156,000,000
Compensatory damages with original principal amount issued in offering					356,000,000	50,000,000	83,000,000	2,046,000,000
Amount of residential mortgage-backed securities plaintiffs purchased										183,000,000
Damages for unlawful conduct of former directors													700,000,000
Seized assets by Public Prosecutor												1,900,000,000
Number of significant clients														5,140,000
Currency-linked structured notes purchased																16
Equity-linked structured notes purchased															11
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries	3,203,000,000
Loans with a total original principal balance of repurchase claims rejected	$ 1,816,000,000